REVENUES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUES
Mobile Services	$ 293,112	$ 313,872	$ 333,270
Internet Services	161,740	176,810	188,860
Cable Television Services	130,904	160,802	175,185
Fixed and Data Services	89,023	114,792	134,066
Other services revenues	5,782	4,514	3,629
Subtotal Services revenues	680,561	770,790	835,010
Equipment revenues	48,621	58,041	51,755
Total Revenues	$ 729,182	$ 828,831	$ 886,765